SCHEDULE OF INVESTMENT IN AN EQUITY SECURITY (Details) - Seamless Group Inc [Member] - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Net Investment Income [Line Items]
Investment in an equity security	$ 100,000	$ 100,000	$ 100,000
K Hub [Member]
Net Investment Income [Line Items]
Investment in an equity security		$ 100,000	$ 100,000